Investments Accounted for Using the Equity Method - Additional Information (Detail) - BHP Billiton Brasil Ltda [member] - Samarco Mineracao S.A. [member] - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of significant investments in associates and joint ventures [Line Items]
Commitment percentage	50.00%	50.00%
Commitments in relation to joint ventures	$ 550	$ 750